Other Intangible Assets, Net - Weighted Average Useful Life (Details)	12 Months Ended
Dec. 31, 2017
Other intangible assets
Intangible assets
Weighted Average Amortization Period	7 years 4 months 24 days
Merchant relationships
Intangible assets
Weighted Average Amortization Period	7 years
Channel relationships
Intangible assets
Weighted Average Amortization Period	8 years 7 months 6 days
Customer relationships
Intangible assets
Weighted Average Amortization Period	8 years 2 months 12 days
Trade name
Intangible assets
Weighted Average Amortization Period	3 years 10 months 24 days
Covenants not-to-compete
Intangible assets
Weighted Average Amortization Period	4 years 3 months 18 days
Database
Intangible assets
Weighted Average Amortization Period	5 years
Trade association
Intangible assets
Weighted Average Amortization Period	10 years
Favorable lease
Intangible assets
Weighted Average Amortization Period	5 years 1 month 6 days